Note 6 - Share-based Payments - Summary of Outstanding Stock Options (Details)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Number of stock options outstanding	3,826,952	3,025,826	2,453,586
Weighted average remaining contractual life (years)	6.7
Weighted average remaining exercise price	$ 5.07	$ 2.61	$ 0.44
Number of exercisable stock options	1,989,591
Weighted average exercise price	$ 1
Range 1 [member]
Statement Line Items [Line Items]
Exercise price	$ 0.29
Number of stock options outstanding	2,035,807
Weighted average remaining contractual life (years)	6
Weighted average remaining exercise price
Number of exercisable stock options	1,639,165
Weighted average exercise price
Range 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 0.69
Number of stock options outstanding	264,787
Weighted average remaining contractual life (years)	7.1
Weighted average remaining exercise price
Number of exercisable stock options	193,986
Weighted average exercise price
Range 3 [member]
Statement Line Items [Line Items]
Exercise price	$ 4.81
Number of stock options outstanding	53,979
Weighted average remaining contractual life (years)	7.7
Weighted average remaining exercise price
Number of exercisable stock options	33,284
Weighted average exercise price
Range 4 [member]
Statement Line Items [Line Items]
Exercise price	$ 9.70
Number of stock options outstanding	116,182
Weighted average remaining contractual life (years)	8.9
Weighted average remaining exercise price
Number of exercisable stock options	46,989
Weighted average exercise price
Range 5 [member]
Statement Line Items [Line Items]
Exercise price	$ 10.04
Number of stock options outstanding	442,827
Weighted average remaining contractual life (years)	9.1
Weighted average remaining exercise price
Number of exercisable stock options	75,501
Weighted average exercise price
Range 6 [member]
Statement Line Items [Line Items]
Exercise price	$ 11.92
Number of stock options outstanding	10,000
Weighted average remaining contractual life (years)	6.9
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 7 [member]
Statement Line Items [Line Items]
Exercise price	$ 13.80
Number of stock options outstanding	840,380
Weighted average remaining contractual life (years)	6.9
Weighted average remaining exercise price
Number of exercisable stock options	666
Weighted average exercise price
Range 8 [member]
Statement Line Items [Line Items]
Exercise price	$ 16.26
Number of stock options outstanding	11,990
Weighted average remaining contractual life (years)	6.4
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 9 [member]
Statement Line Items [Line Items]
Exercise price	$ 16.33
Number of stock options outstanding	15,000
Weighted average remaining contractual life (years)	6.8
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 10 [member]
Statement Line Items [Line Items]
Exercise price	$ 16.50
Number of stock options outstanding	16,000
Weighted average remaining contractual life (years)	6.6
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 11 [member]
Statement Line Items [Line Items]
Exercise price	$ 17.05
Number of stock options outstanding	10,000
Weighted average remaining contractual life (years)	6.9
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 12 [member]
Statement Line Items [Line Items]
Exercise price	$ 18.98
Number of stock options outstanding	10,000
Weighted average remaining contractual life (years)	6.8
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price